Related Party Transactions (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Mar. 31, 2022
Feng Zhou [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Major shareholder of the Company, Chief Executive Officer
Jianping Zhou [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Xiaodong Pan [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	An entity controlled by Xiaodong Ji, Independent Director of the Company.